Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Deposits paid	$ 73		$ 78
Prepayments	98		70
Other receivables	192		118
Income tax recoverable	25		2
Other tax recoverable	0		3
Prepayments and other current assets	$ 388		$ 271
ZHEJIANG TIANLAN [Member]
Prepayments | ¥		¥ 26,084		¥ 21,462
Prepayments and other current assets | ¥		33,831		30,788
Deposits paid for bidding projects and temporary payments | ¥		6,472		7,610
Other current assets | ¥		¥ 1,275		¥ 1,716